Share capital (Outstanding Common Shares) (Details) - shares shares in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Issued and outstanding common shares
Issued common shares (in shares)	614.4	628.8	643.8
Common shares in Share Trusts (in shares)	(1.1)	(0.9)	(1.1)
Outstanding common shares (in shares)	613.3	627.9	642.7